Convertible debentures - Schedule of convertible debentures (Details) - USD ($)	Sep. 30, 2025	Jul. 25, 2025	Jul. 07, 2025	May 23, 2025	May 05, 2025	Apr. 15, 2025	Mar. 28, 2025	Mar. 25, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 31, 2024
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	$ 414,689						$ 1,683,352	$ 69,890				$ 1,032,744	$ 702,700
Value of conversion option	0						1,954,755	30,000	$ 30,000			599,770	320,000
Value of warrants	0						1,218,875	38,702				405,656	245,147
Loss on issuance of convertible							(1,490,278)
Initial recognition of debt	414,689						$ 0	1,188				$ 27,318	137,553
Accretion expense	15,306			$ 2,630	$ 7,426					$ 7,519	$ 14,186		14,560
Balance	429,995
Balance	0				78,460			0			13,659		$ 152,113
Conversion balance				81,090	$ 159,539					21,178	41,504
Amount converted	(81,090)			$ (81,079)				$ (1,188)		$ (21,178)	$ (27,845)
Unsecured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	292,467
Value of conversion option	0
Value of warrants	0
Initial recognition of debt	292,467
Accretion expense	14,819
Balance	307,286
Secured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	122,222
Value of conversion option	0
Value of warrants	0
Initial recognition of debt	122,222
Accretion expense	487
Balance	$ 122,709